Private Placement (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 04, 2024	Dec. 31, 2024	Dec. 31, 2025
Private Placement [Line Items]
Gross proceeds from private placement		$ 4,250,000
Public shares redemption percentage			100.00%
Sponsor [Member]
Private Placement [Line Items]
Price per unit			$ 10
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Number of ordinary shares			1
Founder Shares [Member]
Private Placement [Line Items]
Aggregate founder shares			5,266,667
Private Placement [Member]
Private Placement [Line Items]
Number of units issued			425,000
Gross proceeds from private placement	$ 4,250,000		$ 4,250,000
Number of ordinary shares			1
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Number of units issued			425,000
Price per unit			$ 10
Gross proceeds from private placement			$ 4,250,000